LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Debt Disclosure [Abstract]
ABL Facility, senior secured and unsecured notes, term loans and debentures	$ 565.3	$ 698.3	$ 701.5
Finance lease obligations	79.8	81.8	96.3
Deferred financing costs	39.8	42.7	56.1
Debt discounts	34.1	20.3	16.0
Other interest (income) expense	(21.0)	(12.3)	4.9
Interest expense, net	$ 698.0	$ 830.8	$ 874.8